ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - USD ($)				1 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Jan. 31, 2024	Feb. 03, 2023	Feb. 01, 2023	Aug. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Jul. 31, 2024	Aug. 08, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Units issued during the period				2,500,001
Working capital					$ (4,843,015)			$ (3,329,949)
Common Class A [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common Stock, Par or Stated Value Per Share					$ 0.0001			$ 0.0001
Cetus Capital Acquisition Corp [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Proceeds from issuance of ordinary shares to the Sponsor						$ 57,500,000		$ 57,500,000
Proceeds from issuance of private placement						2,651,910		$ 2,651,910
Share Price	$ 0.03				$ 9.20			$ 9.20
Transaction costs						$ 334,720	5,000	$ 334,720
Units issued during the period	300,000
Business combination net tangible assets					$ 5,000,001			$ 5,000,001
Business combination description					The Company will have until nine months from the closing of the Initial Public Offering to consummate a Business Combination (the “Combination Period”) (subject to three three-month extensions of time, as set forth in the Company’s registration statement). If the Company anticipates that it may not be able to consummate its initial Business Combination within nine months, it may, by resolution of our board of directors, if requested by our Sponsor, extend the period of time to consummate a business combination by three additional periods of three months each (for a total of up to 18 months to complete a business combination), by depositing into the trust account, with respect to each such three month extension, $575,000 ($0.10 per unit) on or prior to the date of the applicable deadline, for each extension			The Company will have until nine months from the closing of the Initial Public Offering to consummate a Business Combination (the “Combination Period”) (subject to three three-month extensions of time, as set forth in the Company’s registration statement). If the Company anticipates that it may not be able to consummate its initial Business Combination within nine months, it may, by resolution of our board of directors, if requested by our Sponsor, extend the period of time to consummate a business combination by three additional periods of three months each (for a total of up to 18 months to complete a business combination), by depositing into the trust account, with respect to each such three month extension, $575,000 ($0.10 per unit) on or prior to the date of the applicable deadline, for each extension.
Cash					$ 181,795		$ 20,000	$ 320,971
Working capital					2,300,048			1,211,119
Sponsor fees					25,000
Amount borrowed under Notes					300,000			$ 300,000
Excise tax of redemption of public shares					$ 387,925
Cetus Capital Acquisition Corp [Member] | Common Class A [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common Stock, Par or Stated Value Per Share					$ 0.0001		$ 0.0001	$ 0.0001
Cetus Capital Acquisition Corp [Member] | Sponsor [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Proceeds from issuance of ordinary shares to the Sponsor								$ 25,000
IPO [Member] | Cetus Capital Acquisition Corp [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		5,750,000
Sale of stock price per share		$ 10.00
Proceeds from issuance of ordinary shares to the Sponsor		$ 57,500,000
Transaction costs		3,752,350
Payments for underwriting expense		862,500
Deferred underwriting fees		2,130,500
Estimated fair value of Representative Shares		137,448
Other offering costs		621,902
Investment of cash into Trust Account		$ 58,506,250
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account					80.00%			80.00%
Threshold percentage of outstanding voting securities of target to be acquired by post transaction company to complete business combination					50.00%			50.00%
Purchase price, per unit		$ 2.39			$ 10.175			$ 10.175
Transaction costs		$ 3,346,850
Deferred underwriting fees		$ 1,725,000
Over-Allotment Option [Member] | Cetus Capital Acquisition Corp [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		750,000	750,000
Private Placement [Member] | Cetus Capital Acquisition Corp [Member] | Sponsor [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		286,875
Sale of stock price per share		$ 10.00
Proceeds from issuance of private placement		$ 2,868,750
Principal amount		$ 216,837
Common Stock, Par or Stated Value Per Share		$ 0.0001
Share Price		$ 11.50
Underwriters [Member] | Cetus Capital Acquisition Corp [Member] | Common Class A [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Units issued during the period		57,500
Pubco [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage									62.36%	62.36%